INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal:
Current	$ 1,411,154	$ 815,120
Deferred	(202,931)	71,545
Total Federal	1,208,223	886,665
State:
Current	466,980	397,280
Deferred	266	76,653
Total State	467,246	473,933
Income tax expense	$ 1,675,469	$ 1,360,598